Property, Plant and Equipment - Narrative (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of detailed information about property, plant and equipment [abstract]
Cash outflow for leases	¥ 53,628	¥ 51,394	¥ 41,834